Other Assets And Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Other Assets And Liabilities [Table Text Block]

	2012	2013
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥2,028,601	¥1,217,164
Other	829,548	956,000
Investments in equity method investees	1,130,640	1,273,847
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	204,956	—
Prepaid benefit cost (Note 13)	65,590	117,873
Cash collateral paid (Note 8)	1,334,968	1,573,698
Other	1,735,535	1,647,213

Total	¥7,329,838	¥6,785,795

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,897,972	¥1,047,514
Other	1,064,692	1,053,294
Deferred tax liabilities	41,013	127,218
Allowance for off-balance sheet credit instruments	60,481	55,915
Accrued benefit cost (Note 13)	141,904	96,844
Guarantees and indemnifications	48,092	50,433
Cash collateral received (Note 8)	272,806	366,544
Accrued and other liabilities	2,025,671	2,250,927

Total	¥5,552,631	¥5,048,689

Summarized Financial Information Of Morgan Stanley [Table Text Block]

	2012	2013
	(in billions)
Trading assets	¥22,884	¥25,134
Federal funds sold and securities purchased under agreements to resell	11,215	13,206
Securities borrowed	11,639	12,765
Total assets	64,193	75,370
Trading liabilities	10,765	12,459
Securities sold under agreements to repurchase and Securities loaned	8,821	15,012
Long-term borrowings	14,525	15,532
Total liabilities	58,391	68,740
Nonredeemable noncontrolling interests	680	317

	2011	2012	2013
	(in billions)
Net revenues	¥2,561	¥2,517	¥2,271
Total non-interest expenses	2,164	2,084	2,105
Income from continuing operations before income taxes	397	433	166
Net income applicable to Morgan Stanley	335	244	100

Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley [Table Text Block]

	2012	2013
	(in billions)
Net loans	¥11,214	¥7,673
Total assets	17,657	12,906
Deposits	6,830	2,729
Total liabilities	13,973	9,455
Noncontrolling interests	140	181

	2011	2012	2013
	(in billions)
Total interest income	¥538	¥475	¥444
Total interest expense	109	98	92
Net interest income	429	377	352
Provision for credit losses	126	51	55
Income (loss) before income tax expense (benefit)	(83)	128	163
Net income (loss)	(118)	75	124